May 4, 2026

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:       James Alpha Funds Trust (the “Trust”)

Post-Effective Amendment No. 1 to the Registration Statement on Form N-14

(File No. 333-294718, CIK No. 0001829774)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 Act (“1933 Act”), and on behalf of the Trust, I hereby certify that, with respect to the below-referenced Fund and share classes of the Trust, the Trust’s Combined Prospectus/Proxy Statement and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 that was filed with the U.S. Securities and Exchange Commission on April 29, 2026 (SEC Accession No 0001580642-26-002764).

Fund	Share Class
Easterly Snow Small Cap Value Fund	Class A / Class I / Class C

Sincerely,

/s/ Timothy Burdick

Timothy Burdick

Assistant Secretary of the Trust